Regulatory Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Regulated Operations [Abstract]
Schedule of Regulatory Assets
The following table represents existing regulatory assets and liabilities:

	December 31,
(Thousands of dollars)	2020	2019
Regulatory assets:
Accrued pension and other postretirement benefit costs (1)	$427,550	$420,114
Unrealized net loss on non-trading derivatives (Swaps) (2)	—	10,951
Deferred purchased gas costs (3)	2,053	44,412
Accrued purchased gas costs (4)	29,000	8,000
Unamortized premium on reacquired debt (5)	17,124	18,249
Accrued absence time (8)	15,565	14,519
Margin, interest- and property tax-tracking (9)	4,759	33,380
Other (10)	45,596	33,134
	541,647	582,759
Regulatory liabilities:
Deferred purchased gas costs (3)	(54,636)	(60,755)
Accumulated removal costs	(404,000)	(395,000)
Unamortized gain on reacquired debt (6)	(7,644)	(8,181)
Regulatory excess deferred/other taxes and gross-up (7)	(461,023)	(455,625)
Margin, interest- and property tax-tracking (9)	(17,132)	(22,650)
Other (10)	(3,503)	(4,438)
Net regulatory liabilities	$(406,291)	$(363,890)
(1)Included in Deferred charges and other assets on the Consolidated Balance Sheets. Recovery period is greater than five years. (See Note 11 - Pension and Other Postretirement Benefits).
(2)Included in Prepaid and other assets on the Consolidated Balance Sheets. The actual amounts, when realized at settlement, become a component of purchased gas costs under Southwest’s PGA mechanisms. (For specific details, see Derivatives in Note 1 - Background, Organization, and Summary of Significant Accounting Policies).
(3)Balance recovered or refunded on an ongoing basis with interest.
(4)Included in Prepaid and other current assets on the Consolidated Balance Sheets. Balance recovered or refunded on an ongoing basis.
(5)Included in Deferred charges and other assets on the Consolidated Balance Sheets. Recovered over life of debt instruments.
(6)Included in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets. Amortized over life of debt instruments.
(7)Includes remeasurement/reduction of the net accumulated deferred income tax liability from U.S. tax reform. The reduction (excess accumulated deferred taxes, or “EADIT”) became a regulatory liability with tax gross-up. EADIT reduces rate base, and is expected to be returned to utility customers in accordance with IRS and regulatory requirements. Included generally, in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets, except for $15 million in 2020 which is in Other current liabilities. Amount also includes difference in current taxes required to be returned to customers and a separate $2.6 million gross-up related to contributions in aid of construction.
(8)Regulatory recovery occurs on a one-year lag basis through the labor loading process. Included in Prepaid and other current assets on the Consolidated Balance Sheets.
(9)Margin tracking/decoupling mechanisms are alternative revenue programs; revenue associated with under-collections (for the difference between authorized margin levels and amounts billed to customers through rates currently) is recognized as revenue so long as recovery is expected to take place within 24 months. Total category asset balances are included in Prepaid and other current assets and Deferred charges and other assets on the Consolidated Balance Sheets. Total category liability balances are included in Other current liabilities and Other deferred credits and other long-term liabilities.
(10)The following tables detail the components of Other regulatory assets and liabilities. Other regulatory assets are included in either Prepaid and other current assets or Deferred charges and other assets on the Consolidated Balance Sheets (as indicated). Recovery periods vary. Other regulatory liabilities are included in either Other current liabilities or Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets (as indicated).

	December 31,
(Thousands of dollars)	2020	2019
Other Regulatory Assets:
State mandated public purpose programs (including low income and conservation programs) (a) (e)	$11,527	$9,172
Infrastructure replacement programs and similar (b) (e)	7,731	8,236
Environmental compliance programs (c) (e)	5,235	5,768
Pension tracking mechanism (b)	3,075	—
Other (d)	18,028	9,958
	$45,596	$33,134
a)Included in Prepaid and other current assets on the Consolidated Balance Sheets.
b)Included in Deferred charges and other assets on the Consolidated Balance Sheets.
c)In 2020, approximately $4.2 million of these balances included in Prepaid and other current assets and $998,000 included in Deferred charges and other assets on the Consolidated Balance Sheets. In 2019, approximately $5.0 million included in Prepaid and other current assets and $782,000 included in Deferred charges and other assets on the Consolidated Balance Sheets.
d)In 2020, $3.6 million included in Prepaid and other current assets and $14.4 million included in Deferred charges and other assets on the Consolidated Balance Sheets. In 2019, $1.6 million included in Prepaid and other current assets and $8.3 million included in Deferred charges and other assets on the Consolidated Balance Sheets.
e)Balance recovered or refunded on an ongoing basis, generally with interest.

	December 31,
(Thousands of dollars)	2020	2019
Other Regulatory Liabilities:
State mandated public purpose programs (including low income and conservation programs) (a) (c)	$(834)	$(308)
Environmental compliance programs (c) (d)	(405)	(527)
Pension tracking mechanism (b)	—	(2,476)
Other (b) (c)	(2,264)	(1,127)
	$(3,503)	$(4,438)
a)Included in Other current liabilities, except for $339,000 which is included in Other deferred credits and long-term liabilities on the Consolidated Balance Sheets.
b)Included in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets.
c)Balance typically recovered or refunded on an ongoing basis, generally with interest.
d)In 2020 and 2019, included in Other current liabilities on the Consolidated Balance Sheet.

Schedule of Regulatory Liabilities
The following table represents existing regulatory assets and liabilities:

	December 31,
(Thousands of dollars)	2020	2019
Regulatory assets:
Accrued pension and other postretirement benefit costs (1)	$427,550	$420,114
Unrealized net loss on non-trading derivatives (Swaps) (2)	—	10,951
Deferred purchased gas costs (3)	2,053	44,412
Accrued purchased gas costs (4)	29,000	8,000
Unamortized premium on reacquired debt (5)	17,124	18,249
Accrued absence time (8)	15,565	14,519
Margin, interest- and property tax-tracking (9)	4,759	33,380
Other (10)	45,596	33,134
	541,647	582,759
Regulatory liabilities:
Deferred purchased gas costs (3)	(54,636)	(60,755)
Accumulated removal costs	(404,000)	(395,000)
Unamortized gain on reacquired debt (6)	(7,644)	(8,181)
Regulatory excess deferred/other taxes and gross-up (7)	(461,023)	(455,625)
Margin, interest- and property tax-tracking (9)	(17,132)	(22,650)
Other (10)	(3,503)	(4,438)
Net regulatory liabilities	$(406,291)	$(363,890)
(1)Included in Deferred charges and other assets on the Consolidated Balance Sheets. Recovery period is greater than five years. (See Note 11 - Pension and Other Postretirement Benefits).
(2)Included in Prepaid and other assets on the Consolidated Balance Sheets. The actual amounts, when realized at settlement, become a component of purchased gas costs under Southwest’s PGA mechanisms. (For specific details, see Derivatives in Note 1 - Background, Organization, and Summary of Significant Accounting Policies).
(3)Balance recovered or refunded on an ongoing basis with interest.
(4)Included in Prepaid and other current assets on the Consolidated Balance Sheets. Balance recovered or refunded on an ongoing basis.
(5)Included in Deferred charges and other assets on the Consolidated Balance Sheets. Recovered over life of debt instruments.
(6)Included in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets. Amortized over life of debt instruments.
(7)Includes remeasurement/reduction of the net accumulated deferred income tax liability from U.S. tax reform. The reduction (excess accumulated deferred taxes, or “EADIT”) became a regulatory liability with tax gross-up. EADIT reduces rate base, and is expected to be returned to utility customers in accordance with IRS and regulatory requirements. Included generally, in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets, except for $15 million in 2020 which is in Other current liabilities. Amount also includes difference in current taxes required to be returned to customers and a separate $2.6 million gross-up related to contributions in aid of construction.
(8)Regulatory recovery occurs on a one-year lag basis through the labor loading process. Included in Prepaid and other current assets on the Consolidated Balance Sheets.
(9)Margin tracking/decoupling mechanisms are alternative revenue programs; revenue associated with under-collections (for the difference between authorized margin levels and amounts billed to customers through rates currently) is recognized as revenue so long as recovery is expected to take place within 24 months. Total category asset balances are included in Prepaid and other current assets and Deferred charges and other assets on the Consolidated Balance Sheets. Total category liability balances are included in Other current liabilities and Other deferred credits and other long-term liabilities.
(10)The following tables detail the components of Other regulatory assets and liabilities. Other regulatory assets are included in either Prepaid and other current assets or Deferred charges and other assets on the Consolidated Balance Sheets (as indicated). Recovery periods vary. Other regulatory liabilities are included in either Other current liabilities or Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets (as indicated).

	December 31,
(Thousands of dollars)	2020	2019
Other Regulatory Assets:
State mandated public purpose programs (including low income and conservation programs) (a) (e)	$11,527	$9,172
Infrastructure replacement programs and similar (b) (e)	7,731	8,236
Environmental compliance programs (c) (e)	5,235	5,768
Pension tracking mechanism (b)	3,075	—
Other (d)	18,028	9,958
	$45,596	$33,134
a)Included in Prepaid and other current assets on the Consolidated Balance Sheets.
b)Included in Deferred charges and other assets on the Consolidated Balance Sheets.
c)In 2020, approximately $4.2 million of these balances included in Prepaid and other current assets and $998,000 included in Deferred charges and other assets on the Consolidated Balance Sheets. In 2019, approximately $5.0 million included in Prepaid and other current assets and $782,000 included in Deferred charges and other assets on the Consolidated Balance Sheets.
d)In 2020, $3.6 million included in Prepaid and other current assets and $14.4 million included in Deferred charges and other assets on the Consolidated Balance Sheets. In 2019, $1.6 million included in Prepaid and other current assets and $8.3 million included in Deferred charges and other assets on the Consolidated Balance Sheets.
e)Balance recovered or refunded on an ongoing basis, generally with interest.

	December 31,
(Thousands of dollars)	2020	2019
Other Regulatory Liabilities:
State mandated public purpose programs (including low income and conservation programs) (a) (c)	$(834)	$(308)
Environmental compliance programs (c) (d)	(405)	(527)
Pension tracking mechanism (b)	—	(2,476)
Other (b) (c)	(2,264)	(1,127)
	$(3,503)	$(4,438)
a)Included in Other current liabilities, except for $339,000 which is included in Other deferred credits and long-term liabilities on the Consolidated Balance Sheets.
b)Included in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets.
c)Balance typically recovered or refunded on an ongoing basis, generally with interest.
d)In 2020 and 2019, included in Other current liabilities on the Consolidated Balance Sheet.